Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) vessel ExtensionOption	Dec. 31, 2021 USD ($) vessel contract	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		24 months
Time-charter hire expenses (note 10)		$ 13,799	$ 36,341	$ 43,189
Operating Lease, Weighted Average Remaining Lease Term	8 months 12 days	1 year 6 months	8 months 12 days
Number of vessels chartered in | vessel		8	5
Operating Lease, Weighted Average Discount Rate, Percent	4.49%	4.30%	4.49%
Number of Time Charters with Option to Extend | contract		5
Charter Contract Extension, Period	1 year	1 year
Operating lease right-of-use assets (notes 10 and 19)	$ 2,529	$ 14,257	$ 2,529
Number of extension options | ExtensionOption	3
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 10,300	24,800	10,300
Lessee, Operating Lease, Liability, Payments, Due Year Two	3,300	18,200	3,300
Lessee, Operating Lease, Liability, Payments, Due Year Three	6,800	6,800	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,800	6,800	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Five	6,800	6,800	6,800
Lessee, Operating Lease, Liability, Payments, Due after Year Five	$ 25,000	$ 17,800	$ 25,000
Minimum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		1 year
Maximum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		1 year
LR2 Tankers [Member]
Operating Leased Assets [Line Items]
Number of vessels chartered in | vessel		1
Operating lease right-of-use assets (notes 10 and 19)		$ 4,100
Aframax Tanker
Operating Leased Assets [Line Items]
Number of vessels chartered in | vessel		2
Operating lease right-of-use assets (notes 10 and 19)		$ 11,400
Ship-to-ship Support Vessel [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	24 months		24 months
Number of vessels chartered in | vessel		1	1
Operating lease right-of-use assets (notes 10 and 19)	$ 800	$ 800	$ 800
Aframax Tanker Newbuilding
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		7 years
Number of vessels chartered in | vessel	1
Lease [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		$ 3,900	16,000
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		7,400	14,000
Short Term Lease less than 1 year [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		2,500	6,300
Lease term greater than one year
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		$ 11,300	$ 30,000